FINANCIAL RISK MANAGEMENT - Fair value estimation (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Level 1
FINANCIAL RISK MANAGEMENT
Financial assets, carrying value	$ 12,404	$ 7,422
Level 2
FINANCIAL RISK MANAGEMENT
Financial assets, carrying value	0	0
Level 3
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	0	0
Amortized cost
FINANCIAL RISK MANAGEMENT
Financial assets, carrying value	12,404	7,422
Marketable securities | Level 1
FINANCIAL RISK MANAGEMENT
Financial assets, carrying value	12,404	7,422
Marketable securities | Level 2
FINANCIAL RISK MANAGEMENT
Financial assets, carrying value	0	0
Marketable securities | Level 3
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	0	0
Marketable securities | Amortized cost
FINANCIAL RISK MANAGEMENT
Financial assets, carrying value	$ 12,404	$ 7,422